Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,039,155)	$ (7,867,500)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	130,000	670,037
Issuance of convertible promissory notes for services	310,000	500,000
Warrant modification expense		23,495
Loss on settlements, net	18,585	195,650
Foreign currency transaction loss (gain)	694,614	(144,605)
Depreciation expense	2,225	2,166
Amortization of debt discount	853,459	1,969,514
Change in fair value of derivative liabilities	7,612	(820,153)
Gain on extinguishment of debt	(251,392)
Stock option expense	516,148	1,686,444
Reduction of put premium due to payment of debt	(80,769)
Accretion of put premium	1,784,231	1,109,167
Changes in Assets and Liabilities:
GST receivable	1,636	21,951
Prepaid expenses and other assets	(29,842)	(4,739)
Prepaid expenses and other assets - related parties		2,263
Accounts payable	732,794	147,951
Employee benefit liability	28,052	23,538
Payment for security deposit		1,660
Accrued expenses	(70,537)	331,660
Accrued interest	214,694	100,865
NET CASH USED IN OPERATING ACTIVITIES	(2,177,645)	(2,050,636)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments	(2,326)
Proceeds from convertible promissory notes	2,890,080	1,634,500
Repayments of convertible promissory notes	(490,181)
Proceeds from note payable		20,000
Repayment of note payable		(20,000)
Repayment of related party loans	(1,085)
Proceeds from the exercise of warrants		464,286
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,396,488	2,098,786
Effect of exchange rate changes on cash	(267,965)	(100,177)
NET DECREASE IN CASH	(49,122)	(52,027)
CASH AT BEGINNING OF YEAR	69,043	121,070
CASH AT END OF YEAR	19,921	69,043
Supplemental Disclosure of Cash Flow Information
Interest	16,899	537
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Treasury stock re-purchased for reversal of debt conversion		46,477
Cancellation of shares for convertible note payable		112,500
Reduction of put premium related to conversions of convertible note	948,129	266,287
Conversion of convertible notes and accrued interest to common stock	2,770,187	1,406,736
Discounts related to warrants issued with convertible debenture		910,178
Discounts related to derivative liability	543,744	650,000
Settlement of accounts payable for shares of common stock		$ 50,000